Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying amount and fair value of financial instruments at December 31, 2021 and 2020 were as follows (in thousands):

		2021		2020
	Level	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents	1	$153,977	$153,977	$84,002	$84,002
Equity investment - Common stock of Scorpio Tankers Inc.	1	27,607	27,607	24,116	24,116

Financial liabilities:
Bank loans, net	2	87,650	87,650	170,737	170,737
Redeemable notes	2	53,015	53,015	—	—
Financing obligation	2	—	—	383,747	383,747